Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total	F Shares
As at December 31, 2023 at Dec. 31, 2022	$ 150	$ 16,731	$ (17,444)	$ 775	$ 212
Beginning balance, shares at Dec. 31, 2022	7,501,400					1,499,700
Reverse recapitalization under common control		(188)			(188)
Reverse recapitalization, shares	100
Recapitalization by WISeKey International Holding Ltd, shares
L1 Facility	$ 39	3,854			3,893
L1 Facility, shares	3,940,630
Anson Facility	$ 40	4,124			4,164
Anson Facility, shares	4,004,677
Indebtedness to related parties		209			209
Comprehensive income / (loss)			(3,268)	9	(3,259)
As at December 31, 2024 at Dec. 31, 2023	$ 229	24,730	(20,712)	784	5,031
Beginning balance, shares at Dec. 31, 2023	15,446,807					1,499,700
Comprehensive income / (loss)			(21,201)	(27)	(21,228)
Stock-based compensation		148			148
Anson SPA	$ 193	10,199			10,392
Anson SPA, shares	19,260,369
L1 SPA	$ 215	10,295			10,510
L1 SPA, shares	21,494,586
Second, Third and Fourth Anson SPAs	$ 170	27,530			27,700
Second, Third and Fourth Anson SPAs, shares	17,004,050
Second, Third and Fourth L1 SPAs	$ 170	27,530			27,700
Second, Third and Fourth L1 SPAs, shares	17,004,050
Anson warrants	$ 53	8,752			8,805
Anson warrants	5,336,419
L1 warrants	$ 45	8,760			8,805
L1 Warrants	4,493,238
As at December 31, 2024 at Dec. 31, 2024	$ 1,075	$ 117,944	$ (41,913)	$ 758	$ 77,864
Beginning balance, shares at Dec. 31, 2024	100,039,519					1,499,700